Schedule of investments
Macquarie VIP Pathfinder Moderately Aggressive Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 92.38%<<
Fixed Income Funds — 24.46%
Macquarie VIP Corporate Bond Series – Service Class	18,378,954	$ 85,829,715
Macquarie VIP High Income Series – Standard Class	761,920	2,201,948
Macquarie VIP Limited-Term Bond Series – Service Class	4,429,641	20,686,424
		108,718,087
Global / International Equity Fund — 24.39%
Macquarie VIP International Core Equity Series – Standard Class	5,690,666	108,407,186
		108,407,186
US Equity Funds — 43.53%
Macquarie VIP Core Equity Series – Service Class	6,470,555	90,264,242
Macquarie VIP Growth and Income Series – Standard Class	1,837,528	64,368,617
Macquarie VIP Smid Cap Core Series – Service Class	1,122,137	14,385,789
Macquarie VIP Value Series – Service Class	5,672,722	24,449,433
		193,468,081
Total Affiliated Mutual Funds (cost $425,763,705)		410,593,354

Exchange-Traded Funds — 7.40%<<
Macquarie Focused International Core ETF	108,406	2,813,266
Macquarie Focused Large Growth ETF	1,000,500	30,065,025
Total Exchange-Traded Funds (cost $32,470,973)		32,878,291

	Number of shares	Value (US $)

Short-Term Investments — 0.80%
Money Market Mutual Funds — 0.80%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	888,596	$ 888,596
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	888,595	888,595
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	888,596	888,596
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	888,595	888,595
Total Short-Term Investments (cost $3,554,382)		3,554,382

Total Value of Securities—100.58% (cost $461,789,060)		447,026,027
Liabilities Net of Receivables and Other Assets—(0.58%)		(2,559,339)
Net Assets Applicable to 97,038,181 Shares Outstanding — 100.00%		$444,466,688
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV048 [0925] 1125 (4967872)    1